Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Operation income	$ 1,851	$ 2,508	$ 2,978
Operation expenses		(740)	(1,949)
Net operation income	1,851	1,768	1,029
Costs and expenses
General and administrative expenses	(9,450)	(8,359)	(13,862)
Total costs and expenses	(9,450)	(8,359)	(13,862)
Operating loss	(7,599)	(6,591)	(12,833)
Other (expenses) income, net	8,495	(8,497)	(8,019)
Interest income	7,621	5,554	8,054
Interest expenses			(360)
Write off of demolished building	(4,573)
(Loss) income before income tax	3,944	(9,534)	(13,158)
Income tax	0	0	0
Consolidated net (loss) income	3,944	(9,534)	(13,158)
Foreign currency translation adjustment	6,311	(7,736)	(4,417)
Other comprehensive (loss) income	6,311	(7,736)	(4,417)
Consolidated comprehensive (loss) income	$ 10,255	$ (17,270)	$ (17,575)
Basic (loss) income per share	$ 0.11	$ (0.26)	$ (0.32)
Diluted (loss) income per share	$ 0.11	$ (0.26)	$ (0.32)